Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Current assets
Trade debtors	$ 1,168	$ 1,273
Other debtors	4,408	164
Prepayments and accrued income	2,220	1,780
Total	7,796	3,217
Non-current Assets
Other debtors	1,952	1,888
Total non-current Assets	$ 1,952	$ 1,888